Acquisitions (Schedule Of Estimated Fair Values At The Acquisition Date) (Details) (USD $) In Millions, unless otherwise specified	Jul. 23, 2010
Acquisitions [Abstract]
Current assets	$ 8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)
Fair value of total consideration transferred	$ 63.1